September 7, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4



         Re: Van Kampen Focus Portfolios Insured Income Trust, Series 85
                       (File No. 333-68816, CIK #1025475)

Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on September 6, 2001.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.